As filed with the Securities and Exchange Commission on July 11, 2019.

1933 Act File No. 333-102228

1940 Act File No. 811-21265

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 279	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 281	☒

(Check appropriate box or boxes)

INVESCO EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg, Esquire Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple, Esquire Stradley Ronon Stevens & Young LLP 1250 Connecticut Ave, NW, Suite 500 Washington, DC 20036

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 11th day of July 2019.

Invesco Exchange-Traded Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title: President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper Daniel E. Draper	President	July 11, 2019

/s/ Kelli Gallegos Kelli Gallegos	Treasurer	July 11, 2019

/s/ Anna Paglia Anna Paglia	Secretary	July 11, 2019

*/s/ Ronn R. Bagge Ronn R. Bagge	Vice Chairman and Trustee	July 11, 2019

*/s/ Todd J. Barre Todd J. Barre	Trustee	July 11, 2019

*/s/ Kevin M. Carome Kevin M. Carome	Trustee	July 11, 2019

*/s/ Marc M. Kole Marc M. Kole	Trustee	July 11, 2019

*/s/ Yung Bong Lim Yung Bong Lim	Trustee	July 11, 2019

*/s/ Gary R. Wicker Gary R. Wicker	Trustee	July 11, 2019

*/s/ Donald H. Wilson Donald H. Wilson	Chairman and Trustee	July 11, 2019

*By: /s/ Anna Paglia Anna Paglia		July 11, 2019
Attorney-in-Fact

*	Anna Paglia signs this Registration Statement pursuant to powers of attorney filed with Post-Effective Amendment Nos. 239 and 243, which are incorporated by reference herein.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document